Related-party transactions (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Schedule of related party expenses

Company	Concept	12.31.23	12.31.22	12.31.21

EDELCOS	Technical advisory services on financial matters	(14,875)	(13,241)	(5,528)
SACME	Operation and oversight of the electric power transmission system	(633)	(735)	(1,921)
Andina PLC	Financial interest	(229)	(84)	-
Estudio Cuneo Libarona Abogados	Legal fees	(7)	(16)	-
Grieco Maria Teresa	Legal fees	(2)	-	-
		(15,746)	(14,076)	(7,449)

Schedule of key management personnel remuneration

	12.31.23	12.31.22	12.31.21

Salaries	5,844	2,846	9,208

Schedule of related party receivables and payables

	12.31.23	12.31.22
Other receivables - Non current
SACME	3	9

Trade payables
EDELCOS	(624)	(638)
Other payables
Andina PLC	(1,129)	(710)
SACME	(105)	118)
	(1,234)	(828)